RYDEX SERIES FUNDS

                           MULTI-CAP CORE EQUITY FUND

                   Supplement dated September 26, 2008 to the
  Multi-Cap Core Equity Fund H-Class Shares Prospectus Dated August 1, 2008 and
        Multi-Cap Core Equity Fund A-Class and C-Class Shares Prospectus
               Dated August 1, 2008, and all supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE MULTI-CAP CORE EQUITY FUND H-CLASS SHARES AND A-CLASS AND C-CLASS SHARES PROSPECTUSES DATED AUGUST 1, 2008 (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

THIS SUPPLEMENT DESCRIBES PROPOSED CHANGES TO THE MULTI-CAP CORE EQUITY FUND (THE "FUND") THAT YOU SHOULD CONSIDER BEFORE INVESTING IN THE FUND.

At its Meeting held on August 27, 2008, the Board of Trustees (the "Board") of Rydex Series Funds (the "Trust") approved a number of changes for the Fund, a separate series of the Trust, including: (i) a new principal investment strategy for the Fund that would change the focus of the Fund from a "core" based investment strategy to a "130/30" based investment strategy (the "New Principal Investment Strategy"); (ii) a name change for the Fund from the "Multi-Cap Core Equity Fund" to the "Global 130/30 Strategy Fund"; (iii) a new sub-advisory agreement between Security Global Investors, LLC ("SGI") and PADCO Advisors, Inc. (the "Advisor"); and (iv) an amendment to the investment advisory agreement between the Advisor and the Trust, on behalf of the Fund, providing for an increase in the Fund's investment advisory fee (the "Amended Agreement").

A Special Meeting of Fund Shareholders (the "Special Meeting") has been scheduled for Friday, November 7, 2008 for the purpose of asking Shareholders to approve SGI as sub-adviser to the Fund and to approve the Amended Agreement (each a "Proposal" and together, the "Proposals"). If approved by Shareholders, the Proposals will take effect as soon as practicable after the Special Meeting, or at such other time as determined by the Board. While the Board's approval of the Fund's name change and New Principal Investment Strategy do not require shareholder approval, it is important to note that these changes will be implemented by the Fund only if Shareholders approve the Proposals. Similarly, SGI will not become the Fund's sub-adviser unless the Amended Agreement is approved by Shareholders and the Amended Agreement will not take effect unless Shareholders approve SGI's sub-advisory agreement. In other words, implementation of each Proposal is contingent upon approval by Shareholders of the other Proposal. If the Proposals are not approved by Shareholders, the Fund will continue to be managed in accordance with the Fund's current principal investment strategy and the Advisor may explore other alternatives for the Fund.

Shareholders of record as of Thursday, September 11, 2008 (the "Record Date") are entitled to vote on the Proposals at the Special Meeting. If you did not own shares of the Fund as of September 11, 2008, you will not be entitled to vote at the Special Meeting and, consequently, you will not receive proxy materials describing the Proposals. Therefore, prior to making a decision to invest in the Fund, you should review the following information describing (1) the proposed New Principal Investment Strategy, (2) the proposed new management fee under the Amended Agreement, and (3) the proposed arrangement for SGI to manage the Fund on a day-to-day basis.

1.       THE PROPOSED NEW PRINCIPAL INVESTMENT STRATEGY OF THE FUND

If Shareholders approve both Proposals, the Global 130/30 Strategy Fund will principally invest in long and short positions of common stock of companies, and related American Depositary Receipts, from all over the world that generally have a minimum market capitalization of $750 million.

The Fund will hold long securities that SGI believes will outperform the market, and will sell short securities expected to underperform the market. The decision to purchase, hold or short a security is primarily driven by a bottom-up fundamental research process in which SGI focuses on analyzing individual companies rather than the industry in which a company operates or the market as a whole.

Once the investment universe has been narrowed, SGI will focus on the outliers within each economic sector represented in the investment universe and conduct a more intensive investment analysis. Outlier stocks can be grouped into two categories: (1) those which provide the greatest promise for out-performance (long positions) and (2) those which provide the greatest promise for underperformance (short positions). SGI will then construct the portfolio by selecting certain outlier stocks while considering sector weights and overall risk control. The Fund will seek to maintain a net long exposure (the market value of the total long positions minus the market value of the total short positions) of approximately 100%. To this end, the Fund will generally seek to invest 130% of its managed assets in securities ("long") and sell short securities amounting to approximately 30% of its managed assets ("short"), but may vary from those targets.

When the Fund engages in a short sale of a security, it will sell a stock that it does not own and settle the sale by borrowing the same stock from a lender. To close out the short position, the Fund must purchase the same stock in the market and return it to the lender. If the market price of the security decreases between the time the Fund borrows it and when the Fund purchases the stock in the market, the Fund will earn money on the short sale. Conversely, if the price of the stock increases after the Fund borrows it, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short. When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds of the short sale as collateral securing the Fund's obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund's net assets. When the Fund does this, it is required to pledge additional collateral as security to the broker. The Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities in an amount up to 33/1/3% of the value of its total assets. When SGI deems it advisable, the Fund may borrow money and engage in short sales at the same time in seeking to achieve its investment objective. Each of these investment techniques is known as "leverage." SGI may sell a long position or close out a short position for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund also may invest in initial public offerings ("IPOs"), other investment companies, and derivative instruments including, but not limited to, futures, swaps and options. The Fund may invest up to 100% of its assets in securities of foreign issuers depending upon market conditions. The Fund also may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

                                   * * * * * *

If approved by Shareholders, the New Principal Investment Strategy of the Fund may subject Shareholders to additional risks than they would be subject to under the Fund's current principal investment strategy, including: (i) Currency Risk;
(ii) Foreign Issuer Exposure Risk; (iii) Investment in Investment Companies Risk; (iv) Leveraging Risk; and (v) Short Sales Risk. These risks are described in more detail below.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as American Depositary Receipts and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as exchange-traded funds, unit investment trusts, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an exchange-traded fund are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940.

LEVERAGING RISK - The Fund may employ leverage and may invest in leveraged instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Leverage, including borrowing, will cause the value of the Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The Fund may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund's investment income, resulting in greater losses.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

2.       THE PROPOSED NEW MANAGEMENT FEE UNDER THE AMENDED AGREEMENT

Under the Amended Agreement, if approved by Shareholders, the Advisor will be compensated at an annual rate of 1.05% of the average daily net assets of the Fund.

The Advisor's compensation under the Amended Agreement differs from its compensation under the current investment advisory agreement between the Advisor and the Trust, on behalf of the Fund (the "Current Agreement") in several respects. First, the Amended Agreement provides for a fixed annual fee rate. The Current Agreement provides for a fee rate that is subject to upward or downward adjustments based on the performance of the Fund relative to the record of the Fund's benchmark index. Second, the fixed annual fee rate under the Amended Agreement is higher than the highest fee rate that might be achieved through performance fee adjustments under the Current Agreement. Therefore, the amount of compensation payable to the Advisor under the Amended Agreement will be higher than the amount of compensation payable under the Current Agreement, assuming the same level of Fund assets.

The following tables set forth for each class of shares of the Fund for the fiscal year ended March 31, 2008 the pro forma annual fund operating expenses assuming that the Amended Agreement had been in effect for that fiscal year.

         H-CLASS SHARES

         ------------------------------------------------------------------------ ----------------------------------
                                                                                          AMENDED AGREEMENT
                                                                                             (PRO FORMA)
         -----------------------------------------------------------------------------------------------------------
         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
         -----------------------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
         initial purchase price)(2)                                                             None
         ------------------------------------------------------------------------ ----------------------------------
         Maximum Deferred Sales Charge (Load) (as a percentage of initial
         purchase price or current market value, whichever is lower)(3)                         None
         ------------------------------------------------------------------------ ----------------------------------
         Redemption Fee On Shares Redeemed Within 30 Days of Purchase (as a
         percentage of amount redeemed, if applicable)                                          1.00%
         ------------------------------------------------------------------------ ----------------------------------
         ANNUAL FUND OPERATING EXPENSES
         ------------------------------------------------------------------------ ----------------------------------
         Management Fee                                                                         1.05%
         ------------------------------------------------------------------------ ----------------------------------
         Distribution and/or Shareholder Service (12b-1) Fees                                   0.25%
         ------------------------------------------------------------------------ ----------------------------------
         Other Expenses
         ------------------------------------------------------------------------ ----------------------------------
            Short Dividend Expense(4)                                                           0.35%
         ------------------------------------------------------------------------ ----------------------------------
            Interest Expense on Borrowings(5)                                                   0.45%
         ------------------------------------------------------------------------ ----------------------------------
            Remaining Other Expenses                                                            0.48%
         ------------------------------------------------------------------------ ----------------------------------
         Total Other Expenses                                                                   1.28%
         ------------------------------------------------------------------------ ----------------------------------
         Total Annual Fund Operating Expenses                                                   2.58%
         ------------------------------------------------------------------------ ----------------------------------

         A-CLASS SHARES

         ------------------------------------------------------------------------ ----------------------------------
                                                                                          AMENDED AGREEMENT
                                                                                             (PRO FORMA)
         ------------------------------------------------------------------------ ----------------------------------
         SHAREHOLDER FEES (fees paid directly from your investment)(1)
         -----------------------------------------------------------------------------------------------------------
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
         initial purchase price)(2)                                                             4.75%
         ------------------------------------------------------------------------ ----------------------------------
         Maximum Deferred Sales Charge (Load) (as a percentage of initial
         purchase price or current market value, whichever is lower)(3)                         None(6)
         ------------------------------------------------------------------------ ----------------------------------
         Redemption Fee On Shares Redeemed Within 30 Days of Purchase (as a
         percentage of amount redeemed, if applicable)                                          1.00%
         ------------------------------------------------------------------------ ----------------------------------
         ANNUAL FUND OPERATING EXPENSES
         ------------------------------------------------------------------------ ----------------------------------
         Management Fee                                                                         1.05%
         ------------------------------------------------------------------------ ----------------------------------
         Distribution and/or Shareholder Service (12b-1) Fees                                   0.25%
         ------------------------------------------------------------------------ ----------------------------------
         Other Expenses
         ------------------------------------------------------------------------ ----------------------------------
            Short Dividend Expense(4)                                                           0.35%
         ------------------------------------------------------------------------ ----------------------------------
            Interest Expense on Borrowings(5)                                                   0.45%
         ------------------------------------------------------------------------ ----------------------------------
            Remaining Other Expenses                                                            0.46%
         ------------------------------------------------------------------------ ----------------------------------
         Total Other Expenses                                                                   1.26%
         ------------------------------------------------------------------------ ----------------------------------
         Total Annual Fund Operating Expenses                                                   2.56%
         ------------------------------------------------------------------------ ----------------------------------

         C-CLASS SHARES

         ------------------------------------------------------------------------ ----------------------------------
                                                                                          AMENDED AGREEMENT
                                                                                             (PRO FORMA)
         ------------------------------------------------------------------------ ----------------------------------
         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
         ------------------------------------------------------------------------ ----------------------------------
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
         initial purchase price)(2)                                                             None
         ------------------------------------------------------------------------ ----------------------------------
         Maximum Deferred Sales Charge (Load) (as a percentage of initial
         purchase price or current market value, whichever is lower)(3)                         1.00%
         ------------------------------------------------------------------------ ----------------------------------
         Redemption Fee On Shares Redeemed Within 30 Days of Purchase (as a
         percentage of amount redeemed, if applicable)                                          1.00%
         ------------------------------------------------------------------------ ----------------------------------
         ANNUAL FUND OPERATING EXPENSES
         ------------------------------------------------------------------------ ----------------------------------
         Management Fee                                                                         1.05%
         ------------------------------------------------------------------------ ----------------------------------
         Distribution and/or Shareholder Service (12b-1) Fees                                   1.00%
         ------------------------------------------------------------------------ ----------------------------------
         Other Expenses
         ------------------------------------------------------------------------ ----------------------------------
            Short Dividend Expense(4)                                                           0.35%
         ------------------------------------------------------------------------ ----------------------------------
            Interest Expense on Borrowings(5)                                                   0.45%
         ------------------------------------------------------------------------ ----------------------------------
            Remaining Other Expenses                                                            0.47%
         ------------------------------------------------------------------------ ----------------------------------
         Total Other Expenses                                                                   1.27%
         ------------------------------------------------------------------------ ----------------------------------
         Total Annual Fund Operating Expenses                                                   3.32%
         ------------------------------------------------------------------------ ----------------------------------

         1        The Fund will impose a wire transfer charge of $15 on redemptions under $5,000 for accounts that are not eligible for an account fee waiver. Please see "Account Fee Waivers" to determine if you are eligible for such waiver.
         2        Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."
         3        The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex
                  Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.
         4        "Short Dividend Expense" occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or
                  SGI or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 2.23%, 2.21% and 2.97% for H-Class Shares, A-Class Shares and C-Class
                  Shares, respectively. "Short Dividend Expense" is based on estimated amounts.
         5        Interest expense arises from borrowings to allow the Fund to maintain long positions in excess of
                  100% of the Fund's net assets. "Interest Expense on Borrowings" is based on estimated amounts.
         6        For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

The Examples that follow are intended to help you compare the costs of investing in the Fund under the Current and Amended Agreements.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

        H-CLASS SHARES

        ------------------------------------------ ------------- -------------- --------------- --------------------
                                                      1 YEAR        3 YEARS        5 YEARS           10 YEARS
        ------------------------------------------ ------------- -------------- --------------- --------------------
        Amended Agreement (Pro Forma)                  $261          $802           $1,370            $2,915
        ------------------------------------------ ------------- -------------- --------------- --------------------

        A-CLASS SHARES

        ------------------------------------------ ------------- -------------- --------------- --------------------
                                                      1 YEAR        3 YEARS        5 YEARS           10 YEARS
        ------------------------------------------ ------------- -------------- --------------- --------------------
        Amended Agreement (Pro Forma)                  $722         $1,234          $1,771            $3,233
        ------------------------------------------ ------------- -------------- --------------- --------------------

        C-CLASS SHARES

        ---------------------------------------------------- ------------ ------------- ------------- --------------
                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
        ---------------------------------------------------- ------------ ------------- ------------- --------------
        Amended Agreement (Pro Forma)
        ---------------------------------------------------- ------------ ------------- ------------- --------------
          If you sell your shares at the end of the period:     $435         $1,021        $1,731        $3,613
        ---------------------------------------------------- ------------ ------------- ------------- --------------
          If you do not sell your shares at the end of the
          period:                                               $335         $1,021        $1,731        $3,613
        ---------------------------------------------------- ------------ ------------- ------------- --------------

3.       PROPOSED SUB-ADVISORY ARRANGEMENT FOR THE FUND

SGI is an SEC registered investment adviser located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. If Shareholders approve the proposed sub-advisory agreement, SGI will serve as sub-adviser for the Fund and manage the Fund's assets on a day-to-day basis. The Advisor will monitor the performance, security holdings and investment management strategies of SGI. The Advisor will also ensure compliance with the Fund's investment policies and guidelines. Under the terms of the proposed sub-advisory agreement , the Advisor will pay SGI at an annual rate of 0.65% of the Fund's average daily net assets.

SGI is an indirect wholly-owned subsidiary of Security Benefit Corporation and Security Benefit Life Company (together "Security Benefit"). Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, SGI is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

PORTFOLIO MANAGERS. The Fund will be managed by a team of SGI investment professionals headed by John Boich. Mr. Boich's management team consists of a team of investment professionals that will be responsible for overseeing different functions of the Fund's management. On a day-to-day basis, the following five individuals will be jointly and primarily responsible for the management of the Fund.

JOHN BOICH, CFA, Portfolio Manager, Global Equities - Mr. Boich founded SGI's global equity team in 2001, bringing over 17 years of global equity investment experience to SGI, including valuable experience gained as founding partner of Avera Global Partners, which was acquired by SGI in 2007. John holds a B.A. in Economics from the University of Colorado and is a Chartered Financial Analyst. Along with Messrs. Klimo and Whittall, Mr. Boich will be jointly responsible for the daily stock picks of the Fund.

SCOTT KLIMO, CFA, Portfolio Manager, Global Equities - Mr. Klimo joined SGI's global equity team in 2002, bringing over 20 years of professional and international investment experience to SGI. Scott holds a B.A. in Asian Studies from Hamilton College in New York and has done post-graduate language study at the Chinese University of Hong Kong and the National Taiwan Normal University. In addition to speaking, reading and writing Mandarin Chinese, he also speaks Thai. Scott is a Chartered Financial Analyst. Along with Messrs. Boich and Whittall, Mr. Klimo will be jointly responsible for the daily stock picks of the Fund.

DAVID WHITTALL, Portfolio Manager, Global Equities - Mr. Whittall joined SGI's global equity team in 2004, bringing over 17 years of professional international experience to SGI. Prior to joining SGI, Mr. Whittall served as Senior Vice President and Senior International Equity Salesman for HSBC Securities. David holds a B.A. in Asian Studies (Mandarin Chinese and Economics) from the University of California at Berkeley. He was the recipient of the UC Regent's Scholarship for study abroad and attended Beijing University in the People's Republic of China from 1987 to 1988. Along with Messrs. Boich and Klimo, Mr. Whittall will be jointly responsible for the daily stock picks of the Fund.

MARK KRESS, CFA, Portfolio Manager, Quantitative - Mr. Kress joined SGI's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Along with Mr. Perullo, Mr. Kress will be jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

YON PERULLO, CFA, Senior Quantitative Analyst, Global Equities - Mr. Perullo joined SGI in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Along with Mr. Kress, Mr. Perullo will be jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.


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